Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues and Other Income
Gross revenues	$ 52,206	$ 62,907
Less : royalties	(3,114)	(4,571)
Other income	1,654	131
Total Revenues and Other Income	50,746	58,467
Expenses
Purchases of crude oil and products	18,215	20,775
Operating, selling and general	13,383	12,807
Transportation and distribution	1,775	1,671
Depreciation, depletion, amortization and impairment	6,435	8,786
Exploration	74	56
(Gain) loss on disposal of assets	(992)	45
Financing expenses	1,267	2,011
Total Expenses	40,157	46,151
Earnings (Loss) before Income Taxes	10,589	12,316
Income Tax Expense (Recovery)
Current	1,734	4,229
Deferred	560	(990)
Total Income Tax Expense (Recovery)	2,294	3,239
Net Earnings	8,295	9,077
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	74	160
Items That Will Not be Reclassified to Earnings:
Actuarial gain on employee retirement benefit plans, net of income taxes	128	838
Other Comprehensive Income	202	998
Total Comprehensive Income	$ 8,497	$ 10,075
Per Common Share (dollars)
Net earnings - basic	$ 6.34	$ 6.54
Net earnings - diluted	6.33	6.53
Cash dividends	$ 2.11	$ 1.88